Consolidated Balance sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS:
Cash	$ 11,667,161	$ 4,052,582
Accounts receivable, net of allowances for bad debts and cash discounts of $29,178 and $21,052 at March 31, 2019 and 2018, respectively	13,183,411	17,458,289
Inventories	49,062,086	45,329,434
Other	543,549	429,101
TOTAL CURRENT ASSETS	74,456,207	67,269,406
PROPERTY, PLANT AND EQUIPMENT:
Land	1,452,799	1,452,799
Buildings and yard improvements	8,821,253	8,710,958
Machinery and equipment	38,176,497	39,282,944
Less accumulated depreciation	(36,540,591)	(35,280,700)
Property, plant, and equipment, net	11,909,958	14,166,001
OTHER ASSETS:
Cash value of officers’ life insurance and other assets	235,817	217,900
TOTAL ASSETS	86,601,982	81,653,307
CURRENT LIABILITIES:
Accounts payable and accrued expenses	11,577,664	10,233,431
Income taxes payable	159,694
Dividends payable	279,978	140,189
Contribution to retirement plan	50,250	45,000
Employee compensation and related expenses	297,316	612,015
TOTAL CURRENT LIABILITIES	12,364,902	11,030,635
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	210,257	175,056
DEFERRED INCOME TAX LIABILITY	1,545,246	1,872,166
TOTAL LIABILITIES	14,120,405	13,077,857
COMMITMENTS AND CONTINGENCIES (SEE NOTE 5 AND NOTE 8)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000, Issued shares — 8,205,160 shares and 8,185,160 shares at March 31, 2019 and 2018, respectively	8,205,160	8,185,160
Additional paid-in capital	29,322,472	29,154,874
Treasury stock at cost (1,225,716 shares and 1,175,716 shares at March 31, 2019 and 2018, respectively)	(5,525,964)	(5,475,964)
Retained earnings	40,479,909	36,711,380
TOTAL STOCKHOLDERS’ EQUITY	72,481,577	68,575,450
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 86,601,982	$ 81,653,307